Trade Receivables	12 Months Ended
Dec. 31, 2025
Trade Receivables [Abstract]
TRADE RECEIVABLES

NOTE 11. TRADE RECEIVABLES

	Consolidated
	December 31, 2025 US$	December 31, 2024 US$
Trade receivables	71,580	-
Less: Allowances for bad debts	-	-
Carrying value as at end of year	71,580	-

The ageing analysis of trade receivables is as follows:

	Consolidated
	December 31, 2025 US$	December 31, 2024 US$
Current (not past due)	-	-
Overdue: less than 1 month	21,000	-
Overdue: 1 month to 3 months	-	-
Overdue: 4 months to 12 months	50,580	-
Carrying value as at end of year	71,580	-

The carrying value of trade receivables is considered reasonable approximation of fair value to the short-term nature of the balance.

The maximum exposure of credit risk at the reporting date is the fair value of each class of receivables in the consolidated financial statements. Refer to note 21for further details of credit risk management.